Income Taxes - Schedule of Change in Unrecognised Tax Benefits Excluding Interest and Penalties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Balance at end of year	$ 0
Cypress Holdings Inc And Subsidiaries [Member]
Income Tax Contingency [Line Items]
Balance at beginning of year	2,306,000	$ 1,508,000
Additions based on tax positions related to the current year	719,000	589,000
Additions based on true ups to tax positions of prior years	91,000	248,000
Reductions for tax positions of prior years	(71,000)	(39,000)
Balance at end of year	$ 3,045,000	$ 2,306,000